Notes and Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011 Notes Receivable [Member]	Dec. 31, 2010 Notes Receivable [Member]	Dec. 31, 2010 Notes Receivable [Member] Santee Court [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due January 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due January 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due November 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due November 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured 1 Due December 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured 1 Due December 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured 2 Due December 2012 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured 2 Due December 2012 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due November 2013 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due November 2013 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due December 2014 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due December 2014 [Member]	Dec. 31, 2011 Notes Receivable [Member] Secured Due June 2017 [Member]	Dec. 31, 2010 Notes Receivable [Member] Secured Due June 2017 [Member]	Dec. 31, 2011 Other Receivables [Member]	Dec. 31, 2010 Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 66,369		$ 49,444	$ 2,734	$ 531		$ 7,331	$ 7,331	$ 12,428	$ 0	$ 10,928	$ 10,930	$ 6,445	$ 6,513	$ 971	$ 971	$ 3,221	$ 3,221	$ 17,646	$ 16,708	$ 4,688	$ 3,239
Base reference rate used for variable rate debt (in hundredths)	SIFMA	SIFMA											LIBOR	LIBOR
Basis spread on variable rate (in hundredths)													8.00%	8.00%
Stated interest rate (in hundredths)							9.80%	9.80%	5.00%	5.00%	8.80%	8.80%			8.00%	8.00%	6.50%	6.50%	6.30%	6.30%
Amended note receivable fixed interest rate (in hundredths)																	4.00%
Mortgage note receivable purchased						21,000														16,600
Number of units in condominium community operated as a rental									197											78
Carrying amount of loan purchased						25,700														19,200
Purchase price of property						$ 31,100
Extension option period (in months)																			18
Amended note effective interest rate, minimum (in hundredths)																			8.40%
Amended note effective interest rate, minimum (in hundredths)																			9.60%